Summary of Significant Accounting Policies (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Time charter [Member]
Revenues	$ 300,689	$ 255,288	$ 568,361	$ 476,606
Voyage contracts [Member]
Revenues	31,302	10,835	55,052	17,406
Pooling arrangements [Member]
Revenues	14,947	13,726	32,997	22,392
Profit sharing [Member]
Revenues	$ 0	$ 812	$ 50	$ 874